Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Statement of Financial Position [Abstract]
Allowances, accounts receivable	$ 44.4	$ 41.0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	320,000,000	320,000,000
Common stock, shares issued, including treasury shares	103,915,928	102,253,150
Treasury stock, shares	5,457,726	416,812